SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Feb. 28, 2023 USD ($)
Subsequent Event [Line Items]
Employee retention tax credit	$ 1,900,000
Symmetry Health Care [Member]
Subsequent Event [Line Items]
Debt instrument, frequency of periodic payment	14 monthly payments
Monthly installments	$ 29,085
Lump sum payment of remaining promissory note	$ 250,000